Related Party Balances and Transactions	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
Related Party Balances and Transactions
15.	RELATED PARTY BALANCES AND TRANSACTIONS

	As of December 31,
	2013	2014
Amount due from a related party-current
Amount due from an ordinary shareholder	$198	$—

Amount due to related parties-current
Amount due to ordinary shareholders	$—	$6,450

The amount as of December 31, 2013 represents personal loan provided by the Group to Mr. Yan Tang with no interest charges, and it was fully repaid in June 2014.

The amount as of December 31, 2014 represents the unpaid repurchase amount by the Group to its ordinary shareholders. Please refer to Note 10 for repurchase of ordinary shares.